Segment reporting (Details 2) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based compensation		¥ (2,999)		¥ (4,804)	¥ (7,548)
Impairment of goodwill		(799)	$ (109)	(3,143)	0
Impairment of intangible assets		(535)		(902)	0
Total		38,736	$ 5,307	26,025	19,723
Unallocated items
Share-based compensation		(2,999)		(4,804)	(7,548)
Amortization of intangible assets resulting from assets and business acquisitions		(1,010)		(1,281)	(1,217)
Effects of business cooperation arrangements		(450)		(446)	(475)
Impairment of goodwill		(799)		(3,143)
Impairment of intangible assets		(535)		(902)
Total	[1]	¥ (5,793)		¥ (10,576)	¥ (9,240)

[1]	A summary of unallocated items for the years presented is as follows: